FAIR VALUE MEASUREMENTS - Reconciliation of all assets and liabilities measured at fair value using Level 3 significant unobservable inputs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Preferred Stock Tranche Asset
Reconciliation of all assets and liabilities measured at fair value using Level 3 significant unobservable inputs
Balance at the beginning		$ 12,527,000
Change in fair value		(12,527,000)
Preferred Stock Tranche Liability
Reconciliation of all assets and liabilities measured at fair value using Level 3 significant unobservable inputs
Balance at the beginning		(604,000)
Change in fair value		$ 604,000
Derivative Asset Conversion Feature
Reconciliation of all assets and liabilities measured at fair value using Level 3 significant unobservable inputs
Addition	$ 350,000
Change in fair value	0
Balance at the end	$ 350,000